Consolidated Statement of Changes in Equity - Analysis of Other Reserves - GBP (£) £ in Millions	Other reserves.		Capital reduction reserve	Merger relief reserve	Legal reserve	Cash flow hedge reserve		Translation reserve	Cost of hedging	Total
Beginning balance at Dec. 31, 2019	£ (1,868)		£ (1,723)		£ 10	£ 1		£ (156)		£ 1,002
Net exchange adjustments offset in reserves	(35)							(35)		(35)
Net (loss)/gain on net investment hedge	(17)							(17)		(17)
Net gain (loss) on cash flow hedge	(5)	[1],[2]				(5)	[1]			(5)	[2]
Transfer between reserves					0
Cost of hedging	(1)								£ (1)	(1)
Total comprehensive income for the year	(58)					(5)		(52)	(1)	119
Ending balance at Dec. 31, 2020	(1,926)		(1,723)		10	(4)		(208)	(1)	1,131
Net exchange adjustments offset in reserves	(18)							(18)		(18)
Net (loss)/gain on net investment hedge	15							15		15
Net gain (loss) on cash flow hedge	13	[1],[2]				13	[1]			13	[2]
Transfer between reserves	(10)				(10)
Cost of hedging	(1)								(1)	(1)
Total comprehensive income for the year	(1)				(10)	13		(3)	(1)	275
Ending balance at Dec. 31, 2021	(1,927)		(1,723)			9		(211)	(2)	1,264
Net exchange adjustments offset in reserves	(232)							(232)		(232)
Net (loss)/gain on net investment hedge	(68)							(68)		(68)
Net gain (loss) on cash flow hedge	(6)	[1],[2]				(6)	[1]			(6)	[2]
Transfer between reserves					£ 0
Cost of hedging	(2)								(2)	(2)
Total comprehensive income for the year	(308)					(6)		(300)	(2)	(63)
Transactions with owners:
Merger relief on acquisition of Terminix Global Holdings, Inc.	3,014			£ 3,014						3,014
Cost of issuing new shares	(16)			(16)						(16)
Ending balance at Dec. 31, 2022	£ 763		£ (1,723)	£ 2,998		£ 3		£ (511)	£ (4)	£ 4,098

[1]	£6m net loss (2021: £13m net gain: 2020: £5m net loss) on cash flow hedge includes £137m gain (2021: £15m loss; 2020: £15m gain) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £118m gain (2021: £nil; 2020: £nil) and reclassification to the income statement of £25m gain (2021: £28m loss; 2020: £20m gain) due to changes in foreign exchange rates.
[2]	£6m net loss (2021: £13m net gain; 2020: £5m net loss) on cash flow hedge includes £137m gain (2021: £15m loss; 2020: £15m gain) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £118m gain (2021: £nil; 2020: £nil) and reclassification to the income statement of £25m gain (2021: £28m loss; 2020: £20m gain) due to changes in foreign exchange rates.